Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 10,236	$ 14,637	$ 21,714
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,997	3,293	3,799
Write-down of obsolete inventory	2,106	6,211	2,918
Discount on marketable securities, net	144	32	217
Share-based compensation expense	2,355	2,424	2,425
Deferred taxes, net	(699)	5	453
Changes in assets and liabilities:
Accounts receivable - trade	(1,441)	16,985	(13,237)
Accounts receivable - other	4,385	(3,384)	(2,475)
Accounts receivable - related parties	364	261	(208)
Change in liability for employees' severance benefits, net	175	(79)	171
Inventories	3,529	2,540	(10,287)
Trade accounts payable	769	3,059	1,698
Other accounts payable and accrued expenses	2,824	(314)	(1,144)
Contingent consideration benefit			(4,642)
Accounts payable - related parties	(18)	8	6
Net cash provided by operating activities	26,726	45,678	1,408
Cash flows from investing activities
Investment in short-term bank deposits, net	(13,542)
Purchase of property, plant and equipment	(1,441)	(1,345)	(1,690)
Investment in intangible assets	(1,018)	(1,022)	(11)
Proceeds from maturity of marketable securities	1,997	7,750	16,175
Purchases of marketable securities	(15,604)	(41,670)	(5,961)
Net cash provided by (used in) investing activities	(29,608)	(36,287)	8,513
Cash flows from financing activities
Exercise of options	154	288	2,651
Dividend			(7,382)
Purchase of treasury shares	(7,971)
Net cash provided by (used in) financing activities	(7,817)	288	(4,731)
Effect of exchange rate changes on cash balances held	360	108	(86)
Increase (decrease) in cash and cash equivalents	(10,339)	9,787	5,104
Cash and cash equivalents at beginning of year	26,808	17,021	11,917
Cash and cash equivalents at end of year	16,469	26,808	17,021
Supplementary cash flow information Non-cash transactions:
Investments in property, plant and equipment	97	146	119
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 1,103	$ 3,260	$ 4,584